Leases - Lease Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease costs	$ 113	$ 115
Variable lease costs	10	5
Total lease costs	$ 123	$ 120